SCHEDULE OF ACCOUNTS AND NOTES RECEIVABLE NET (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Receivables [Abstract]
Accounts receivable	$ 29	$ 20
Notes receivable	128	2,221
Less: allowance for credit losses
Accounts and notes receivable, net	$ 157	$ 2,241